Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income taxes

Note 25 Income taxes

Tax receivables

Taxes receivables are detailed as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Refundable tax previous year	7,124,688	2,566,562
Tax payments in advance	20,322,040	34,996,163
Benefits for tax losses	764,712	8,545,035
Others credits	574,807	599,765
Total	28,786,247	46,707,525

Current tax liabilities

Tax payables are detailed as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Income tax	5,968,227	2,649,908
Monthly tax payment in advance	3,056,567	5,048,222
Tax under Article N°21	214,732	244,604
Others	699,138	1,121,340
Total	9,938,664	9,064,074

Tax expense

The detail of income tax and deferred income tax expense is as follows:

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	35,969,675	24,029,239	13,622,576
Prior year adjustments	418,002	(1,106,853)	487,424
Effect of change in tax rates	–	–	(374,389)
Tax loss benefits	17,131,132	15,425,726	(2,447,694)
Total deferred tax expense	53,518,809	38,348,112	11,287,917
Current tax expense	(37,775,488)	(38,717,929)	(95,200,176)
Prior period adjustments	(476,066)	105,874	1,282,486
Total (expenses) income for current taxes	(38,251,554)	(38,612,055)	(93,917,690)
(Loss) Income from income tax	15,267,255	(263,943)	(82,629,773)

Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Net income from cash flows hedge	1,182,375	3,352,151	(585,430)
Actuarial gains and losses deriving from defined benefit plans	(360,233)	1,981,923	(1,444,133)
Charge to equity	822,142	5,334,074	(2,029,563)

Efective Rate

The Company’s income tax expense as of December 31, 2023, 2022 and 2021 represents 14.80%, 0.20% and 27.39%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2023		2022		2021
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	103,158,188		135,748,395		301,680,454
Income tax using the statutory rate	(27,852,711)	27.00	(36,652,067)	27.00	(81,453,723)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	38,422,245	(37.25)	37,221,335	(27.42)	5,195,230	(1.72)
Effect of change in tax rates	–	–	–	–	(374,389)	0.12
Non recoverable deferred tax assets, net	592,008	(0.57)	1,361,100	(1.00)	(4,158,316)	1.38
Effect of tax rates in foreing subsidiaries	4,163,777	(4.04)	(1,193,332)	0.88	(3,608,485)	1.20
Prior year adjustments	(58,064)	0.06	(1,000,979)	0.74	1,769,910	(0.59)
Income tax, as reported	15,267,255	(14.80)	(263,943)	0.20	(82,629,773)	27.39

Deferred taxes

Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Deferred tax assets
Impairment provision of accounts receivable	2,062,740	1,509,712
Others non-tax expenses	32,959,493	28,840,149
Benefits to staff	4,317,938	4,579,775
Inventory impairment provision	1,513,107	1,381,757
Severance indemnity	10,599,423	11,437,005
Inventory valuation	10,329,504	6,677,494
Intangibles	651,925	417,108
Property, Plant and Equipment	6,321,576	6,970,568
Deferred taxes related to assets arising from a single transaction	11,603,601	11,491,164
Others assets	5,057,030	3,087,251
Tax loss carryforwards	31,814,137	21,637,825
Subtotal by deferred tax assets	117,230,474	98,029,808
Deferred tax liabilities offset	(88,778,816)	(70,832,601)
Total assets from deferred taxes	28,451,658	27,197,207

Deferred taxes liabilities
Property, Plant and Equipment	112,968,663	122,295,723
Agricultural operation expenses	11,065,968	8,796,925
Manufacturing indirect activation costs	9,669,456	8,594,229
Intangibles	20,570,691	22,707,420
Deferred taxes related to liabilities arising from a single transaction	10,290,501	10,243,205
Others liabilities	10,570,432	10,894,927
Subtotal by deferred tax liabilities	175,135,711	183,532,429
Deferred tax assets offset	(88,778,816)	(70,832,601)
Total liabilities from deferred taxes	86,356,895	112,699,828
Total	(57,905,237)	(85,502,621)

No deferred taxes have been recorded for temporary differences between the taxes and accounting value generated by investments in subsidiaries; consequently, deferred tax is not recognized for the translation adjustments or investments in joint ventures and associates.

In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely, Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.

Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2022	(87,514,452)
Others increases (decreases) (1)	(43,474,235)
Deferred tax losses tax absorption	(1,169,111)
Deferred income tax credit	38,348,112
Conversion effect	6,325,142
Deferred taxes against equity	1,981,923
Sub-Total	2,011,831
As of December 31, 2022	(85,502,621)

As of January 1, 2023
Others increases (decreases) (1)	(48,197,458)
Deferred tax losses tax absorption	(559,054)
Deferred income tax credit	53,518,809
Conversion effect	23,731,521
Deferred taxes against equity	(360,233)
Deferred income tax on business combinations (2)	(536,201)
Sub-Total	27,597,384
As of December 31, 2023	(57,905,237)

(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.
(2)	See Note 1 - General information, letter C), number (12).